Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Tuition fees	R$ 3,505,250	R$ 2,827,567	R$ 2,124,589
Other	263,937	213,040	167,441
Deductions
Discount and scholarships	(240,314)	(241,404)	(229,254)
Early payment discounts	(195,054)	(92,234)	(49,879)
Returns	(27,743)	(45,402)	(42,373)
Taxes	(142,825)	(107,004)	(74,232)
PROUNI	(287,338)	(225,506)	(176,921)
Revenue from contracts with customers	2,875,913	2,329,057	1,719,371
Tuition, digital content and app subscription fees - Transferred over time	2,821,251	2,273,578	1,640,889
Other - Transferred at a point in time	R$ 54,662	R$ 55,479	R$ 78,482